SEGMENT AND GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT AND GEOGRAPHIC INFORMATION
REVENUE	$ 926,244	$ 918,688	$ 815,401
Percentage on total revenue	10.00%
Long-lived tangible assets	$ 172,083	170,896
Americas
SEGMENT AND GEOGRAPHIC INFORMATION
REVENUE	$ 525,775	$ 496,607	$ 457,327
Percentage on total revenue	51.70%	48.90%	51.30%
Long-lived tangible assets	$ 87,819	$ 85,213
Percentage on total long-lived tangible assets	47.00%	47.10%
Europe, the Middle East, and Africa
SEGMENT AND GEOGRAPHIC INFORMATION
REVENUE	$ 293,673	$ 317,435	$ 270,701
Percentage on total revenue	10.40%	11.50%	10.40%
Long-lived tangible assets	$ 83,928	$ 85,307
Percentage on total long-lived tangible assets	41.70%	43.60%
Asia-Pacific
SEGMENT AND GEOGRAPHIC INFORMATION
REVENUE	$ 106,796	$ 104,646	$ 87,373
Long-lived tangible assets	$ 336	$ 376